Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
20. Property, Plant and Equipment
Property, Plant and Equipment
20.

PROPERTY,

PLANT AND EQUIPMENT
Property, plant and

equipment consisted of the following regulated and non-regulated assets:

As at December 31 December 31
millions of Canadian dollars

Estimated useful life 2021 2020
Generation 3

to
131 $

11,173 $

11,474
Transmission 11

to
80

2,532

2,414
Distribution 4

to
80

6,305

5,997
Gas transmission and distribution 7

to
85

4,385

3,879
General plant and other

(1)
2

to
60

2,473

2,127
Total

cost

26,868

25,891
Less: Accumulated depreciation
(1)
(8,739) (8,714)

18,129

17,177
Construction work in progress
(1)

2,224

2,358
Net book value $

20,353 $

19,535
(1) SeaCoast owns a 50
% undivided ownership interest in a jointly

owned
26
-mile pipeline lateral located in Florida, which went

into
service in 2020. At December 31, 2021, SeaCoast’s

share of plant in service was $
27

million (2020 - $
34

million), and accumulated
depreciation of $ 1

million (2020 - nil). SeaCoast’s undivided ownership

interest is financed with its funds and all operations

are
accounted for as if such participating interest were

a wholly owned facility. SeaCoast’s share of direct expenses of the jointly owned pipeline is included in OM&G in the Consolidated

Statements of Income.